Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 15, 2025	Jun. 30, 2025	Jun. 30, 2023
Disclosure of significant investments in associates and joint ventures [line items]
Cash payment			$ 5,868
Vicuna Corp [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Vicuna Corp [Member] | Investments accounted for using equity method [member]
Disclosure of significant investments in associates and joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Cash payment		$ 2,100